As filed with the Securities and Exchange Commission on October 25, 2013

Registration Nos. 2-90949

811-04014

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

Form N-1A

REGISTRATION STATEMENT

UNDER

THE SECURITIES ACT OF 1933

Post-Effective Amendment No. 43

and

REGISTRATION STATEMENT

UNDER

THE INVESTMENT COMPANY ACT OF 1940

Amendment No. 44

MERIDIAN FUND, INC.®

(Exact name of Registrant as Specified in Charter)

100 Fillmore Street

Suite 325

Denver, CO 80206

(Address of Principal Executive Offices) (Zip Code)

Registrant’s Telephone Number: (303) 398-2929

David Corkins

100 Fillmore Street

Suite 325

Denver, CO 80206

(Name and Address of Agent for Service)

With copies to:

Robert M. Kurucza, Esq.

Goodwin Procter LLP

901 New York Avenue, N.W.

Washington, D.C. 20001

It is proposed that this filing will become effective: (check appropriate box)

☐	immediately upon filing pursuant to paragraph (b)
☒	on October 28, 2013 pursuant to paragraph (b)
☐	60 days after filing pursuant to paragraph (a)(1)
☐	on (date) pursuant to paragraph (a)(1)
☐	75 days after filing pursuant to paragraph (a)(2)
☐	on (date) pursuant to paragraph (a)(2) of rule 485.

If appropriate, check the following box:

☒	this post-effective amendment designates a new effective date for a previously filed post-effective amendment.

Explanatory Note: This Post-Effective Amendment No. 43 to the Registration Statement of the Meridian Fund, Inc. (the “Registrant”) is being filed to delay the effectiveness of Post-Effective Amendment No. 42 under the Securities Act of 1933 (the “1933 Act”) until October 28, 2013. Parts A, B and C are incorporated by reference to Post-Effective Amendment No. 42, which was filed pursuant to Rule 485(a) on August 27, 2013.

SIGNATURES

Pursuant to the requirements of the Securities Act of 1933, as amended (the “Securities Act”), and the Investment Company Act of 1940, as amended, the Registrant certifies that it meets all of the requirements for effectiveness of this Registration Statement under Rule 485(b) under the Securities Act and has duly caused this Amendment to the Registration Statement to be signed on its behalf by the undersigned, thereunto duly authorized, in the City of Denver and State of Colorado on the 25th day of October, 2013.

MERIDIAN FUND, INC.® (Registrant)

/s/ David Corkins
David Corkins, President

Pursuant to the requirements of the Securities Act, this Post-Effective Amendment to the Registration Statement has been signed below by the following persons in the capacities and on the dates indicated.

/s/ David Corkins	President (Principal Executive Officer)	October 25, 2013
David Corkins

/s/ Derek Mullins	Chief Financial Officer (Principal	October 25, 2013
Derek Mullins	Financial Officer) and Treasurer

/s/ Ronald Rotter*	Director	October 25, 2013
Ronald Rotter

/s/ Michael S. Erickson*	Director	October 25, 2013
Michael S. Erickson

/s/ James B. Glavin*	Director and Chairman of the Board	October 25, 2013
James B. Glavin

/s/ Michael Stolper*	Director	October 25, 2013
Michael Stolper

/s/ John S. Emrich*	Director	October 25, 2013
John S. Emrich

*By:	/s/ Stephanie Bullington
Stephanie Bullington**
Attorney-in-Fact

October 25, 2013

** Executed by Stephanie Bullington on behalf of each of the Directors pursuant to a Power of Attorney dated October 15, 2013, filed electronically herewith as Exhibit (q)(1).

EXHIBIT INDEX

MERIDIAN FUND, INC. ®

POST-EFFECTIVE AMENDMENT NO. 43 TO

FORM N-1A REGISTRATION STATEMENT

FILE NO. 811-04014

Exhibit No.	Title of Exhibit

(q)(1)	Directors’ Power of Attorney

(q)(2)	President’s Power of Attorney

(q)(3)	Chief Financial Officer’s Power of Attorney

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